Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of carrying amounts that approximate their fair values due to their short-term nature

As at December 31:	2022		2021
	Carrying	Fair	Carrying	Fair
	Amount	Value	Amount	Value
Financial Assets:
FVTPL:
Equity securities	$4,033	$4,033	$8,564	$8,564
Debt securities	774	774	770	770
Investment funds	1,675	1,675	2,761	2,761
Long-term loan receivable	1,146	1,146	—	—
FVTOCI:
Debt securities	26,246	26,246	10,786	10,786
Amortized cost:
Long-term loan receivable	7,168	7,168	—	—
Financial Liabilities:
Financial liabilities measured at amortized cost:
Bonds payable	$35,538	$35,422	$35,227	$36,693
FVTPL:
Loan payable	7,424	7,424	6,817	6,817

Schedule of statements of financial position classified by level of the fair value hierarchy

As at December 31, 2022	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$1,598	$2,435	$—	$4,033
Debt securities	—	—	774	774
Investment funds	—	—	1,675	1,675
Long-term loan receivable	—	—	1,146	1,146
FVTOCI:
Debt securities	26,246	—	—	26,246
Total	$27,844	$2,435	$3,595	$33,874

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$7,424	$7,424

As at December 31, 2021	Level 1	Level 2	Level 3	Total
Financial Assets:
FVTPL:
Equity securities	$4,939	$3,625	$—	$8,564
Debt securities	—	—	770	770
Investment funds	—	—	2,761	2,761
FVTOCI:
Debt securities	10,786	—	—	10,786
Total	$15,725	$3,625	$3,531	$22,881

Financial Liabilities:
FVTPL:
Loan payable	$—	$—	$6,817	$6,817

Schedule of nature of the risks of financial instruments

The nature of the risks that the Group’s financial instruments are subject to as at December 31, 2022 is set out in the following table:

Risks
Market risks
Financial instrument	Credit	Liquidity	Currency	Interest rate	Other price
Cash and restricted cash	X		X	X
Equity securities			X		X
Debt securities	X			X	X
Investment funds
Derivative securities and financial liabilities	X	X	X		X
Receivables	X		X	X
Account payables and accrued expenses		X	X
Bonds payable		X		X	X
Loan payable				X

Schedule of maximum credit risk exposure

Cash and restricted cash	$64,082
Debt securities	27,020
Trade and other receivables	55,645
Amounts recognized in the consolidated statement of financial position	146,747
Guarantees	—
Maximum credit risk exposure	$146,747

Schedule of profit or loss from continuing operations

	2022	2021	2020
Interest income on financial assets not at FVTPL	$3,512	$191	$483
Interest income on financial assets classified at FVTPL	200	214	48
Total interest income	$3,712	$405	$531
Interest expense on financial liabilities not at FVTPL	$1,564	$1,730	$1,856
Interest expense on financial liabilities classified at FVTPL	—	18	25
Total interest expense	$1,564	$1,748	$1,881
Dividend income on financial assets at FVTPL	$268	$244	$—
Dividend income on financial assets classified not at FVTPL	—	—	—
Net (loss) gain on financial assets at FVTPL	(2,436)	(722)	692
Loss on loan payable at FVTPL	(141)	(1,616)	(549)
Reversal of impairment on securities measured at FVTOCI	—	—	3